December 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 224 (File No. 333-192858) and Amendment No. 228 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 224 and, under the Investment Company Act of 1940, as amended, Amendment No. 228 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of (1) revising the principal investment strategies and risks of the Fiera Capital Diversified Alternatives Fund, a series of the Trust (the “Fund”); (2) reflecting the hiring of Larch Lane Partners LLC as a sub-adviser to the Fund; and (3) reflecting the fact that, as of January 1, 2020, Asset Management One USA Inc. (“AMO USA”) is expected to replace Mizuho Alternative Investments, LLC (“MAI”) as a sub-adviser to the Fund in connection with the merger of MAI into AMO USA.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4660.

Sincerely,

/s/ Christine M. Nassauer

Christine M. Nassauer

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001